Long-term Debt (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jul. 22, 2014	May 06, 2011	May 17, 2011	Jul. 12, 2011	Jul. 18, 2011	Nov. 11, 2014	Jul. 29, 2011	Jun. 27, 2012
Debt Instrument [Line Items]
Loan reference interest rate	LIBOR
Gain from debt extinguishment	$ 6,435,000	$ 0	$ 0
Weighted average interest rate	3.50%	3.34%	3.47%	3.50%
Loan prepayment	38,165,000	22,700,000	18,950,000
(a) ABN AMRO Bank
Debt Instrument [Line Items]
Loan amount						100,000,000
Loan reference interest rate	LIBOR
Loan interest rate margin	3.00%
(b) Unicredit Bank
Debt Instrument [Line Items]
Loan amount							30,000,000
Loan reference interest rate	LIBOR
Loan interest rate margin	2.80%
Loan prepayment				3,000,000
(c) Credit Suisse
Debt Instrument [Line Items]
Loan amount								22,000,000
Loan reference interest rate	LIBOR
Loan interest rate margin	3.00%
(c) Credit Suisse
Debt Instrument [Line Items]
Loan amount									22,000,000
Loan reference interest rate	LIBOR
Loan interest rate margin	3.00%
(c) Credit Suisse
Debt Instrument [Line Items]
Loan amount										31,650,000
Loan reference interest rate	LIBOR
Loan interest rate margin	3.00%
(d) Commerzbank
Debt Instrument [Line Items]
Loan amount											30,250,000
Loan reference interest rate	LIBOR
Loan interest rate margin	2.35%
Outstanding amount of loan extinguished					21,450,000
Gain from debt extinguishment					6,435,000
Loan early repayment					15,015,000
(e) ABN AMRO Bank
Debt Instrument [Line Items]
Loan amount												$ 25,000,000
Loan reference interest rate	LIBOR
Loan interest rate margin	3.75%
Spread 2 | (a) ABN AMRO Bank
Debt Instrument [Line Items]
Loan interest rate margin	3.35%
Spread 2 | (b) Unicredit Bank
Debt Instrument [Line Items]
Loan interest rate margin	3.00%
Spread 2 | (d) Commerzbank
Debt Instrument [Line Items]
Loan interest rate margin	2.65%
Spread 2 | (e) ABN AMRO Bank
Debt Instrument [Line Items]
Loan interest rate margin	4.10%
Spread 3 | (b) Unicredit Bank
Debt Instrument [Line Items]
Loan interest rate margin	4.50%